Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000143962 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	70.30%
C000143962 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000143962 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000143962 | 46436E718 | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000143962 | 31424WLR1 | Federal Agricultural Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000143962 | 78463V107 | SPDR Gold Shares
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000143962 | 20825WDQ0 | Connexus Credit Union
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143962 | 09776DAH7 | BOM Bank
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143962 | 32106BAM3 | First National Bank of Mount Dora (The)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143962 | 90355UGK5 | US Bank NA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000143962 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000143962 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000143962 | Certificate Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000143962 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	85.10%
C000126480 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	70.30%
C000126480 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000126480 | 990VR1110 | Mount Vernon Liquid Assets Portfolio
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000126480 | 46436E718 | iShares 0-3 Month Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000126480 | 31424WLR1 | Federal Agricultural Mortgage Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000126480 | 78463V107 | SPDR Gold Shares
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000126480 | 20825WDQ0 | Connexus Credit Union
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000126480 | 09776DAH7 | BOM Bank
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000126480 | 32106BAM3 | First National Bank of Mount Dora (The)
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000126480 | 90355UGK5 | US Bank NA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000126480 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000126480 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000126480 | Certificate Of Deposit
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000126480 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	85.10%